FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

Fair value measurements as of December 31, 2017 using significant unobservable inputs
(Level 3)
Non-conversion compensation feature related to the Convertible Bond

Balance as at June 30, 2017 (Audited)	$487
Change in fair-value (included within other expenses, net)	48
Balance as of December 31, 2017 (Unaudited)	$535

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]

	December 31, 2017 (Unaudited)
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:

Goodwill(i)	-	-	2,409	2,409
Equity method investment received by giving up nonfinancial assets(ii)			2,345	2,345

Total assets measured at fair value on a non-recurring basis	$-	$-	$4,754	$4,754

(i)
As of December 31, 2017, the Company’s goodwill of $2,409 was related to the acquisition of Beijing Shuanghe Science & Technology Co., Ltd. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date.

(ii)
During the year ended December 31, 2017, the investment in Beijing EMCC Technology Co., Ltd. in a form of intangible assets given was measured at fair value with considerations of significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain terminal growth rate and discount rate (Note 5).